Balance Sheet Presentation (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	$ 1,730,071	$ 880,175	$ 637,836
Derivative Liability, Fair Value	$ 319,935	$ 320,835	$ 398,902